Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the years ended December 31, 2019, 2018 and 2017.

	For the years ended December 31,
	2019	2018	2017
Noninterest Income
In-scope of Topic 606:
Service charges	$6,395	$5,208	$4,777
ATM/Interchange fees	4,056	2,794	2,304
Wealth management fees	3,670	3,669	3,068
Tax refund processing fees	2,750	2,750	2,750
Other	911	892	738
Noninterest Income (in-scope of Topic 606)	17,782	15,313	13,637
Noninterest Income (out-of-scope of Topic 606)	4,661	2,818	2,697
Total Noninterest Income	$22,443	$18,131	$16,334